Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Cash outflow for leases	$ 2,013	$ 2,132
Cash outflow for low-value leases	115	90
Total cash outflow for leases	$ 2,128	$ 2,222